Estimates (Property, Plant and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 61,158	$ 52,851
Less - Accumulated depreciation	(7,905)	(6,067)
Property, Plant and Equipment, Net	53,253	46,784
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,160	1,008
Building and Building Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,197	1,629
Pipelines [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	35,593	32,677
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,515	390
Bulk storage, equipment and facilities (2 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,677	2,853
Tanks and other equipment (5 to 40 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,286	1,488
Retail equipment (2 to 99 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	427	436
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	241	220
Right of way (20 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,374	2,573
Natural resources
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	434	484
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,031	1,296
Construction Work-In-Process [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 10,223	$ 7,797